Interests in Other Entities (Tables)	12 Months Ended
Jun. 30, 2023
Controlled Entities [Abstract]
Schedule of Subsidiaries	The country of incorporation or registration is also their principal place of business.
		Percentage of Ownership
	Country of Incorporation	30 June 2023	30 June 2022

Parent Entity:
Immuron Limited	Australia	—	—

Subsidiaries of Immuron Limited:
Immuron Inc.	USA	100%	100%
Anadis EPS Pty Ltd	Australia	100%	100%
IMC Canada Ltd.	Canada	100%	100%

Schedule of Financial Information for Associates	At 30 June 2023, the allocation of purchase price to acquired net assets is final. Immuron’s interest in Ateria remains 17.5%.The group’s interest in Ateria is accounted for using the equity method in the financial statements.
25 November 2022
A$
Reconciliation of purchase price

Fair value of Ateria share options	731,844
Fair value of Ateria contingent consideration receivable	1,514,613
Investments accounted for using the equity method	404,117
Consideration paid	2,650,574

From 25 November 2022 to 30 June 2023
A$
Summarised statement of comprehensive income

Revenue from contracts with customers	124,098
Cost of sales of goods	(21,412)
Gross profit	102,686

Other (losses)/gains – net	(43,023)
General and administrative expenses	(907,530)
Research and development expenses	(221,597)
Selling and marketing expenses	(785,594)

Operating loss	(1,855,058)
Finance costs - net	1,686
Loss before income tax	(1,853,372)
Income tax expense	-
Loss after income tax	(1,853,372)

The group’s share of loss for the period - 17.5%	(324,340)
30 June 2023
A$
Reconciliation of the consolidated entity’s carrying amount

Opening carrying amount	-
Investment in Ateria Health Limited	404,117
Acquisition of shares	79,289
Share of loss after income tax	(324,340)
159,066